Taxes - Income tax - Deferred tax assets and liabilities by type - Assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	€ 7,865	€ 7,629	€ 7,973
Depreciation of deferred tax assets	(3,922)	(3,714)	(3,661)
Netting assets	(3,251)	(3,241)	(3,372)
Total asset	692	674	940	€ 2,853
Deferred tax liability	4,436	4,096	4,074
Netting liabilities	(3,251)	(3,241)	(3,372)
Total liability	1,185	855	703
Provisions for employee benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	705	499	652
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	528	552	614
Deferred tax liability	1,476	1,275	1,216
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	3,958	3,887	3,895
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	2,673	2,690	2,812
Deferred tax liability	€ 2,960	€ 2,821	€ 2,858